Impairment of Long-Lived Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [abstract]
Description of sensitivity analysis of discount rate	The sensitivity analysis involved adjusting the discount rate by +/- 50 basis points.
Impairment loss	$ 0	$ 0	$ 0